Financial risk management objectives and policies - Summary of Credit Risk Exposure on the Group's Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Apr. 01, 2021 INR (₨)
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	₨ 30,687	$ 373	₨ 45,825	₨ 35,980
Gross carrying amount
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	32,042		46,791
Gross carrying amount | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	11,912		17,831
Gross carrying amount | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	6,740		14,060
Gross carrying amount | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	7,189		3,277
Gross carrying amount | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Gross carrying amount	6,201		11,623
Expected credit loss
Disclosure Of Credit Risk [Line Items]
Expected credit loss	1,355		966
Expected credit loss | 0 - 6 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	233		233
Expected credit loss | 6 - 12 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss			304
Expected credit loss | 12 - 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	574		103
Expected credit loss | > 18 months [Member]
Disclosure Of Credit Risk [Line Items]
Expected credit loss	₨ 548		₨ 326